BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2015
MobPartner
Business Combination
Schedule of purchase consideration

	RMB	US$
Total purchase price comprised of:
-Cash consideration(i)	273,726	42,256
-Equity consideration(ii)	23,309	3,598
-Contingent consideration in cash(iii)	17,202	2,656

Total	314,237	48,510

Details of the purchase consideration are as follows:

(i)

RMB150,938 (US$23,301) of cash consideration was paid in April 2015 and RMB122,788 (US$18,955) was paid to an unconditional escrowed account, which will be settled on the required payment dates. The first deferred payment of RMB70,124 (US$10,825) will be settled in March 2016 and was recorded in “ Accrued expenses and other current liabilities”. The second and third deferred payments of RMB 49,592 (US$7,656) and RMB3,072 (US$474) will be settled in March 2017 and January 2019, respectively, and were recorded in “Other non-current liabilities” as of December 31, 2015.

(ii)	RMB23,309 (US$3,598) represented the fair value of 2,173,039 Class A ordinary shares issued by the Company on the acquisition date.

(iii)

Part of the acquisition consideration is contingent on the achievement by MobPartner of certain financial targets from January 2015 to December 2016 and capped at RMB56,949 (US$8,791) in total. The Group estimated and recognized a financial liability for the contingent consideration at its fair value of RMB17,202 (US$2,656) as of the acquisition date. On December 15, 2015, the Company early settled the contingent consideration with Mobpartner’s prior shareholders for RMB9,711 (US$1,499) and recorded a gain of RMB8,439 (US$1,303) in “settlement and changes in fair value of contingent considerations” in the consolidated statements of comprehensive income for the year ended December 31, 2015.

Moxiu Technology
Business Combination
Schedule of purchase consideration

	RMB	US$
Total purchase price comprised of:
- Cash consideration	25,000	3,859
- Fair value of previously held equity interests(i)	63,488	9,801

Total	88,488	13,660

(i)

A deemed disposal gain of RMB15,030 (US$2,320) was recognized and recorded in other income in relation to the revaluation of the Group’s previously held equity interest of Moxiu Technology in the consolidated statement of comprehensive income for year ended December 31, 2015.As Moxiu Technology is a private company, the fair value of the Group’s previously held equity interest is estimated based on a discounted cash flow model using significant unobservable inputs that market participants would consider, which mainly include revenue growth rate, discount rate and discount for lack of control. The Group recognized a noncontrolling interest of RMB62,224 (US$9,606) based on the fair value of noncontrolling interests at acquisition date.

Online Lottery Business
Business Combination
Schedule of purchase consideration

RMB

Cash consideration (i)	27,000
Contingent consideration in cash (ii)	3,963
Less: Prepaid employee compensation (iii)	(4,300)

Total fair value of purchase consideration	26,663

Details of the purchase consideration are as follows:

(i)	RMB27,000 of cash consideration was paid in 2014.

(ii)

The contingent consideration in cash are determined based on the achievement by the Online Lottery Business of certain financial targets from April 2014 to March 2016 and capped at RMB13,500 per assessment year. The Group paid off RMB9,698 (US$1,497) contingent consideration in 2015 for the achievement of the first year financial targets. The Group recorded a loss of RMB8,342 and a gain of RMB2,606 (US$402), respectively, resulted from the change in fair value of the contingent consideration liability for the years ended December 31, 2014 and 2015. There was no financial liability associated with the Online Lottery Business contingent consideration as of December 31, 2015, since the key performance indicators would not be achieved in the business suspending period.

(iii)

The prepaid employee compensation represented part of consideration paid for post-acquisition services to be provided by two employees of the Online Lottery Business for a four year period pursuant to the acquisition agreement. The Group determined the fair value of the post-acquisition services at the acquisition date amounting to RMB4,300.

HK Zoom
Business Combination
Schedule of purchase consideration

RMB

Cash consideration (i)	123,284
Contingent consideration in cash (ii)	28,990

Total fair value of purchase consideration	152,274

Details of the purchase consideration are as follows:

(i)	US$20,000 (equivalent to RMB123,284),of the above cash consideration was paid in 2014.

(ii)

The contingent consideration in cash is determined based on the achievements by the HK Zoom Business of certain performance targets from June 2013 to May 2016 and capped at US$3,000 per year. The Group recognized the fair value of the contingent consideration of RMB28,990 as a liability at the acquisition date and the loss resulted from the changes in fair value of the contingent consideration liability of RMB3,652 and RMB3,328 (US$514) for the years ended December 31, 2014 and 2015, respectively. During 2014 and 2015, the Group settled contingent consideration of nil and RMB18,340 (US$2,831), respectively. As of December 31, 2014 and 2015, the fair value of the contingent consideration liability of RMB32,416 and RMB18,383 (US$2,838) was recorded in “accrued expenses and other current liabilities”.

Youloft HK
Business Combination
Schedule of purchase consideration

RMB

Cash consideration (i)	102,390
Less: Prepaid employee compensation (ii)	(14,735)

Total fair value of purchase consideration	87,655

Details of the purchase consideration are as follows:

(i)	US$16,600 (equivalent to RMB102,390) cash consideration was paid in 2014.

(ii)

In accordance with the sale and purchase agreement, share-based compensation, consisting of the noncontrolling interests held by the selling shareholder and an employee of Youloft HK, was granted at acquisition date to be vested over the requisite service period.  The noncontrolling interest would be sold at a predetermined exercise price back to the Group if the shareholder or the employee terminates his employment before the requisite service period.  The Group, with the assistance of an independent third party valuation firm, determined the fair value of the share-based compensation to be RMB14,735. As of the acquisition date, the Group recorded RMB5,702 in the “Prepayments and other current assets” and RMB9,033 in the “Other non-current assets”.  The net purchase consideration of the acquisition excluded such prepaid share-based compensation from the cash consideration paid.

Moxiu Technology, MobPartner, TSF, Q-Supreme, and Powermo
Business Combination
Summary of estimated fair values of the assets acquired and liabilities assumed

	MobPartner	Moxiu Technology	Others	Total
	RMB	RMB	RMB	RMB	US$
Cash and bank balance	60,150	26,732	—	86,882	13,412
Accounts receivable	37,308	1,043	—	38,351	5,920
Prepayments deposits and other current asset	1,091	767	33	1,891	292
Property and equipment, net	1,207	2,270	—	3,477	537
Other non-current assets	465	5,065	—	5,530	854
Accounts payable	(41,774)	(259)	—	(42,033)	(6,489)
Accrued expenses and other current liabilities	(7,633)	(7,361)	—	(14,994)	(2,315)
Other non-current liabilities	(10,028)	—	—	(10,028)	(1,548)
Intangible assets:
- Trademark	13,515	6,000	—	19,515	3,013
- Technology	—	6,200	7,572	13,772	2,126
- User base	—	430	7,994	8,424	1,300
- Customer relationship	6,266	—	—	6,266	967
- Platform	67,579	—	—	67,579	10,432
Deferred tax liabilities	(29,117)	(1,895)	—	(31,012)	(4,787)
Goodwill	215,208	111,720	21,982	348,910	53,862

Total fair value of purchase price consideration	314,237	88,488	37,581	440,306	67,972

Fair value of noncontrolling interests	—	62,224	—	62,224	9,606

Online Lottery Business, HK Zoom Business and Youloft HK
Business Combination
Summary of estimated fair values of the assets acquired and liabilities assumed

	Online Lottery Business	HK Zoom Business	Youloft HK	Total
	RMB	RMB	RMB	RMB
Cash and bank balance	—	13,768	—	13,768
Accounts receivable	—	11,170	—	11,170
Prepayments deposits and other receivables	—	39,659	24,672	64,331
Accrued expenses and other current liabilities	—	(56,408)	—	(56,408)
Property and equipment, net	817	132	—	949
Intangible assets:
Technology	1,700	36,000	15,420	53,120
Customer relationship	—	31,100	—	31,100
User base	400	—	27,756	28,156
Deferred tax liabilities	—	(11,072)	(7,124)	(18,196)
Goodwill	23,746	87,925	98,481	210,152

Total fair value of purchase price consideration	26,663	152,274	87,655	266,592

Fair value of noncontrolling interests	—	—	71,550	71,550

Antutu Business and Photo Grid Business
Business Combination
Summary of estimated fair values of the assets acquired and liabilities assumed

	Antutu Business	Photo Grid Business	Total
	RMB	RMB	RMB
Intangible assets:
Trademark	150	—	150
Technology	1,000	9,270	10,270
Customer relationship	2,383	11,154	13,537
Goodwill	8,467	31,528	39,995

Total fair value of purchase price consideration	12,000	51,952	63,952

Satisfied by:
Cash consideration	12,000	40,785	52,785
Fair value of contingent consideration	—	11,167	11,167

	12,000	51,952	63,952